Shareholder Report, Line Graph (Details) - USD ($)					3 Months Ended		6 Months Ended	9 Months Ended	12 Months Ended	15 Months Ended		21 Months Ended	24 Months Ended	27 Months Ended		33 Months Ended	36 Months Ended	39 Months Ended		45 Months Ended	48 Months Ended	51 Months Ended		60 Months Ended	63 Months Ended		72 Months Ended	75 Months Ended	84 Months Ended	87 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Feb. 28, 2022	Sep. 09, 2020	Aug. 16, 2018	Nov. 30, 2015	Nov. 30, 2020	Nov. 30, 2018	Nov. 30, 2025	Nov. 30, 2022	Nov. 30, 2016	Nov. 30, 2021	Nov. 30, 2019	Nov. 30, 2023	Nov. 30, 2017	Nov. 30, 2022	Nov. 30, 2020	Nov. 30, 2024	Nov. 30, 2018	Nov. 30, 2023	Nov. 30, 2021	Nov. 30, 2025	Nov. 30, 2019	Nov. 30, 2024	Nov. 30, 2022	Nov. 30, 2020	Nov. 30, 2025	Nov. 30, 2023	Nov. 30, 2021	Nov. 30, 2024	Nov. 30, 2022	Nov. 30, 2025	Nov. 30, 2023	Nov. 30, 2024	Nov. 30, 2025
C000202991
Account Value [Line Items]
Line Graph and Table Measure Name							Adler Value Fund - Institutional Class
Accumulated Value			$ 10,000			$ 10,080					$ 10,975				$ 12,401				$ 15,113				$ 14,835			$ 13,822		$ 17,702		$ 18,566
C000221442
Account Value [Line Items]
Line Graph and Table Measure Name							Evolutionary Tree Innovators Fund - I Class Shares
Accumulated Value		$ 10,000			$ 12,440					$ 13,235				$ 6,657				$ 8,363				$ 11,470			$ 11,274
C000234765
Account Value [Line Items]
Line Graph and Table Measure Name							Evolutionary Tree Innovators Fund - A Class Shares
Accumulated Value	$ 9,427							$ 6,651				$ 8,333				$ 11,404				$ 11,182
C000130673
Account Value [Line Items]
Line Graph and Table Measure Name							Wavelength Fund
Accumulated Value				$ 10,000					$ 10,483				$ 11,133				$ 11,112				$ 12,329			$ 13,285			$ 13,606		$ 12,270		$ 12,611	$ 14,007	$ 15,062
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name							S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value			10,000			9,772					11,347				13,327				17,048				15,478			17,620		23,592		27,131
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name							S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		$ 10,000			$ 10,695					$ 13,681				$ 12,421				$ 14,140				$ 18,932			$ 21,771
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name							S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	$ 10,000							$ 9,447				$ 10,754				$ 14,399				$ 16,558
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg U.S. Aggregate Bond Index
Accumulated Value				10,000					10,217				10,546				10,404				11,527			12,366			12,224		10,654		10,780	11,521	12,178
S&P 500 Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name							S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Accumulated Value			10,000			9,867					11,427				11,540				13,936				14,715			16,376		20,821		21,888
S&P 1000 Value TR
Account Value [Line Items]
Line Graph and Table Measure Name							S&P 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Accumulated Value			$ 9,997			$ 9,302					$ 10,010				$ 9,976				$ 13,234				$ 13,548			$ 13,270		$ 17,468		$ 17,410
S&P/BGCantor US Treasury Bill 0-3 Index TR (USD)
Account Value [Line Items]
Line Graph and Table Measure Name							S&P/BGCantor 0-3 Month U.S. Treasury Bill Index
Accumulated Value				$ 10,000					$ 10,024				$ 10,100				$ 10,275				$ 10,508			$ 10,579			$ 10,584		$ 10,709		$ 11,247	$ 11,854	$ 12,369